Investment Securities (Tables)	6 Months Ended
Jun. 30, 2013
Investment Securities [Abstract]
Summary of Cost Basis and Fair Values of Investment Securities

Investment securities available for sale (AFS):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$8,049	$39	$(164)	$7,924
US Agency mortgage-backed securities	127,018	3,881	(928)	129,971
Corporate bonds	11,991	30	(260)	11,761
Total	$147,058	$3,950	$(1,352)	$149,656

Investment securities held to maturity (HTM):

	June 30, 2013
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$13,621	$325	$(330)	$13,616
Taxable municipal	1,012	-	(61)	951
Corporate bonds and other securities	3,995	-	(83)	3,912
Total	$18,628	$325	$(474)	$18,479

Investment securities available for sale (AFS):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency	$5,848	$70	$(7)	$5,911
US Agency mortgage-backed securities	131,425	6,320	(10)	137,735
Corporate bonds	7,992	3	(103)	7,892
Total	$145,265	$6,393	$(120)	$151,538

Investment securities held to maturity (HTM):

	December 31, 2012
	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Agency mortgage-backed securities	$9,318	$578	$-	$9,896
Taxable municipal	410	6	-	416
Corporate bonds and other securities	3,995	14	(55)	3,954
Total	$13,723	$598	$(55)	$14,266

Information Concerning Investments with Unrealized Losses

Investment securities available for sale:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$5,885	$(164)	$-	$-	$5,885	$(164)
US Agency mortgage-backed securities	35,465	(928)	-	-	35,465	(928)
Corporate bonds	6,796	(195)	2,935	(65)	9,731	(260)
Total	$48,146	$(1,287)	$2,935	$(65)	$51,081	$(1,352)

Investment securities held to maturity:

	June 30, 2013
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency mortgage-backed securities	$7,594	$(330)	$-	$-	$7,594	$(330)
Taxable municipal	951	(61)	-	-	951	(61)
Corporate bonds and other securities	919	(76)	2,993	(7)	3,912	(83)
Total	$9,464	$(467)	$2,993	$(7)	$12,457	$(474)

Investment securities available for sale:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
US Agency	$993	$(7)	$-	$-	$993	$(7)
US Agency mortgage-backed securities	1,140	(8)	349	(2)	1,489	(10)
Corporate bonds	6,898	(103)	-	-	6,898	(103)
Total	$9,031	$(118)	$349	$(2)	$9,380	$(120)

Investment securities held to maturity:

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Corporate bonds and other securities	$965	$(35)	$1,981	$(20)	$2,946	$(55)
Total	$965	$(35)	$1,981	$(20)	$2,946	$(55)

Contractual Maturities of Securities

Investment securities available for sale:

	June 30, 2013
Cost Basis	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$7,049	$1,159	$7,993	$16,201
After 5 years but within 10 years	1,000	14,051	3,998	19,049
After 10 years but within 15 years	-	60,386	-	60,386
Over 15 years	-	51,422	-	51,422
Total	$8,049	$127,018	$11,991	$147,058

	June 30, 2013
Fair Value	US Agency	US Agency Mortgage-Backed Securities	Corporate Bonds	Total Investment Securities Available For Sale
After 1 year but within 5 years	$6,970	$1,235	$7,900	$16,105
After 5 years but within 10 years	954	14,501	3,861	19,316
After 10 years but within 15 years	-	61,233	-	61,233
Over 15 years	-	53,002	-	53,002
Total	$7,924	$129,971	$11,761	$149,656

Investment securities held to maturity:

	June 30, 2013
Cost Basis	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	1,000	1,000
After 5 years but within 10 years	1,777	-	1,777
After 10 years but within 15 years	-	1,012	1,012
Over 15 years	11,844	995	12,839
Total	$13,621	$5,007	$18,628

	June 30, 2013
Fair Value	US Agency Mortgage-Backed Securities	Corporate Bonds and Other Securities	Total Investment Securities Held To Maturity
Within 1 year	$-	$2,000	$2,000
After 1 year but within 5 years	-	993	993
After 5 years but within 10 years	1,662	-	1,662
After 10 years but within 15 years	-	950	950
Over 15 years	11,954	920	12,874
Total	$13,616	$4,863	$18,479